SAIF IA DEPOSITOR, LLC ABS-15G

Exhibit 99.1 - Schedule 6

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
AmortizationTerm	0	2056	0%
B1Citizen	0	2043	0%
B1LastName	119	2056	5.79%
BalloonFlag	0	2056	0%
BusinessPurposeFlag	6	2044	0.29%
ClosingSettlementDate	4	2056	0.19%
FinalReviewedQMStatus	11	1254	0.88%
FirstPaymentDate	0	2056	0%
InitialMonthlyPIOrIOPayment	1	10	10%
InterestRate	0	2056	0%
LienPosition	0	2056	0%
LoanAmount	0	2056	0%
LoanID	0	2055	0%
LoanProgram	3	2046	0.15%
LoanPurpose	0	10	0%
MaturityDate	0	2056	0%
MINNo	0	2055	0%
OrigiantionBankruptcyEndDate	0	51	0%
OriginatorDocType	5	2046	0.24%
OriginatorQMStatus	5	792	0.63%
PrepaymentPenaltyTotalTerm	0	2046	0%
PropertyAddress	1	2056	0.05%
PropertyCity	0	2056	0%
PropertyState	0	2056	0%
PropertyValue	7	2046	0.34%
PropertyZipCode	0	2056	0%
QualifyingFICO	3	2056	0.15%
QualifyingLTV	0	2046	0%
QualifyingMonthlyPIAmount	0	2046	0%
QualifyingTotalDebtIncomeRatio	74	2045	3.62%
SellerLoanID	0	2042	0%
Term	0	2056	0%
TotalDebtIncomeRatio	0	1	0%